Summary of Significant Accounting Policies (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Schedule of Sino-China's assets and liabilities
Total current assets	$ 17,879,083	$ 16,754,888	$ 8,651,985
Total Assets	20,223,299	17,816,021	9,054,144
Total current liabilities	3,486,218	3,086,496	2,437,382
Total liabilities	3,926,437	3,086,496	2,437,382
Sino-China's [Member]
Schedule of Sino-China's assets and liabilities
Total current assets	9,736,634	9,327,990	31,128
Total Assets	9,877,880	9,472,651	129,463
Total current liabilities	6,279	4,517	7,222
Total liabilities	$ 6,279	$ 4,517	$ 7,222